LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Loan Payable [Abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	A&R Loan Facility
	Debt	Derivative	Castle
	Portion	Portion	Mountain Loan	Total
As at December 31, 2022	$5,335	$-	$5,250	$10,585
Additions	10,357	707	-	11,064
Conversion	(2,737)	-	-	(2,737)
Extinguishment of loan facility	(195)	428	-	233
Modification of loan facility	(410)	99	-	(311)
Interest expense	771	-	248	1,019
Interest payments	(349)	-	(460)	(809)
Principal repayment	-	-	(4,340)	(4,340)
Fair value adjustment of derivative portion	-	(673)	-	(673)
Foreign exchange adjustments	255	-	-	255
As at December 31, 2023	$13,027	$561	$698	$14,286
Conversion	(1,109)	-	-	(1,109)
Interest expense	1,751	-	20	1,771
Interest payments	-	-	(58)	(58)
Principal repayment	-	-	(660)	(660)
Fair value adjustment of derivative portion	-	(493)	-	(493)
Foreign exchange adjustments	(1,044)	-	-	(1,044)
As at December 31, 2024	$12,625	$68	$-	$12,693

Disclosure of detailed information about fair value of derivative loan liability assumptions [Table Text Block]
	As at
	December 31,	December 31,
	2024	2023
Maturity date	May 10, 2027	May 10, 2027
Risk free interest rate	2.72%	3.66%
Share price	C$3.62	C$4.05
Expected volatility	54%	52%
Dividend yield	$Nil	$Nil
Conversion price	C$6.00	C$6.00